Financing Activities (Credit Arrangements) (Detail)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		May. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($) yr	Jul. 31, 2015	Jun. 01, 2015 USD ($)	Aug. 31, 2014	Dec. 31, 2013 USD ($)
Line of Credit Facility [Line Items]
Unamortized fees included in interest expense				$ 12,000,000
Preferred Stock
Preferred stock, shares authorized (in shares) | shares			100,000,000	100,000,000
Preferred stock, shares issued (in shares) | shares			0	0
Preferred stock, shares outstanding (in shares) | shares			0	0
RJS Power
Long Term Debt
Long term debt assumed							$ 1,244,000,000
Talen Energy Supply | Redeemable Senior Unsecured Notes due 2025 | Unsecured Debt
Long Term Debt
Debt instrument, face amount		$ 600,000,000
Interest rate		6.50%
Proceeds from debt, net		$ 591,000,000
Talen Energy Supply | Senior Notes due 2019 | Senior Notes | Subsequent event
Long Term Debt
Interest rate						4.625%
Talen Energy Supply | Senior Notes due 2019 | Senior Notes | RJS Power
Long Term Debt
Interest rate			5.125%	5.125%
Long term debt assumed			$ 1,250,000,000	$ 1,250,000,000
Talen Energy Supply | On or after June 1, 2020 | Redeemable Senior Unsecured Notes due 2025 | Unsecured Debt
Long Term Debt
Redemption price percentage		100.00%
Talen Energy Supply | On or prior to June 1, 2018 | Redeemable Senior Unsecured Notes due 2025 | Unsecured Debt
Long Term Debt
Redemption price percentage		106.50%
Redemption price, percentage of principal amount that may be redeemed		35.00%
PPL Energy Supply LLC [Member]
Line of Credit Facility [Line Items]
Capacity					$ 3,250,000,000
Borrowed					630,000,000
Letters of Credit Issued					281,000,000				$ 244,000,000
Unused Capacity					$ 2,339,000,000
PPL Energy Supply LLC [Member] | Unsecured Debt
Long Term Debt
Interest rate								5.40%
PPL Energy Supply LLC [Member] | Syndicated Secured Credit Facility
Line of Credit Facility [Line Items]
Maximum percentage of debt to total capitalization allowed under the credit facility					65.00%
Potential capacity increase					$ 500,000,000
Interest rate on outstanding borrowing					2.05%
PPL Energy Supply LLC [Member] | Syndicated Secured Credit Facility | PPL Electric [Member]
Line of Credit Facility [Line Items]
Expiration Date	[1],[2],[3]				Nov. 30, 2017
Capacity	[1],[2],[3]				$ 3,000,000,000
Borrowed	[1],[2],[3]				630,000,000
Letters of Credit Issued	[1],[2],[3]				121,000,000				29,000,000
Unused Capacity	[1],[2],[3]				$ 2,249,000,000
PPL Energy Supply LLC [Member] | Facility Agreement
Line of Credit Facility [Line Items]
Expiration Date					Jun. 30, 2017
Potential maximum Facility Agreement capacity					$ 500,000,000
PPL Energy Supply LLC [Member] | Secured Trading Facility
Line of Credit Facility [Line Items]
Expiration Date					Nov. 03, 2019
Secured energy marketing and trading facility capacity					$ 800,000,000
Aggregate carrying value of mortgages					$ 2,600,000,000
Automatic renewal term (in years) | yr					1
Secured obligations outstanding					$ 64,000,000
PPL Energy Supply LLC [Member] | Letter of Credit Facility Member | PPL Electric [Member]
Line of Credit Facility [Line Items]
Expiration Date	[3]				Mar. 31, 2015
Capacity	[3]				$ 150,000,000
Letters of Credit Issued	[3]				138,000,000				138,000,000
Unused Capacity	[3]				12,000,000
PPL Energy Supply LLC [Member] | Uncommitted Credit Facilities
Line of Credit Facility [Line Items]
Capacity	[3]				100,000,000
Letters of Credit Issued	[3]				22,000,000				$ 77,000,000
Unused Capacity	[3]				$ 78,000,000
Syndicated Secured Credit Facility
Line of Credit Facility [Line Items]
Expiration Date			Jun. 30, 2020
Capacity			$ 1,850,000,000	1,850,000,000
Borrowed			0	0
Unused Capacity			1,541,000,000	1,541,000,000
Letters of Credit Issued			$ 309,000,000	$ 309,000,000
Covenant, ratio of secured debt to adjusted EBITDA			4.5	4.5
Facility Agreement | Talen Energy Supply
Line of Credit Facility [Line Items]
Expiration Date				Jun. 30, 2017
Potential maximum Facility Agreement capacity			$ 500,000,000	$ 500,000,000
Secured Trading Facility | Talen Energy Supply
Line of Credit Facility [Line Items]
Expiration Date				Nov. 03, 2019
Secured energy marketing and trading facility capacity			$ 800,000,000	$ 800,000,000
Facility term				5 years

[1]	At December 31, 2014, PPL Energy Supply's interest rates on outstanding borrowings were 2.05%.
[2]	PPL Energy Supply pays customary fees and borrowings generally bear interest at LIBOR-based rates plus an applicable margin.
[3]	The facility contains a financial covenant requiring debt to total capitalization not to exceed 65%. Additionally, subject to certain conditions, PPL Energy Supply may request that its facility's capacity be increased by up to $500 million.